Note 4 - Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive securities (in shares)	8,705,467	5,166,910
Share-based Payment Arrangement [Member]
Anti-dilutive securities (in shares)	2,137,499	1,744,811
Restricted Stock Units (RSUs) [Member]
Anti-dilutive securities (in shares)	11,500
Warrant [Member]
Anti-dilutive securities (in shares)	6,556,468	3,422,099